JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® 2050 Fund

(Class A, Class C and Select Class Shares)

(a series of JPMorgan Trust I)

Supplement dated November 22, 2013

to the Prospectus dated November 1, 2013, as supplemented

CHANGE IN PRIMARY BENCHMARK. Effective immediately, the primary benchmark for the JPMorgan SmartRetirement® 2050 Fund will be the S&P Target Date 2050 Index (the "2050 Index"). The Fund is making this change to more closely align its primary benchmark to its target retirement date. The Fund previously used the S&P Target Date 2045 Index because the 2050 Index, which was established on May 31, 2011, did not exist when the Fund was launched and until earlier this year did not have performance history from the Fund's inception date. There will be no change in the Fund's investment strategies as a result of the benchmark change. The Fund's Prospectus is amended as specified below:

The following "The Fund's Past Performance" and "Average Annual Total Return" table replace the corresponding paragraphs and tables beginning on page 59 of the Prospectus in the "Risk/Return Summary" section.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund's Select Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2050 Index and the S&P Target Date 2045 Index, each a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Life of Fund (since 7/31/07)
SELECT CLASS SHARES
Return Before Taxes	18.14%	3.10%	3.27%
Return After Taxes on Distributions	17.63	2.43	2.52
Return After Taxes on Distributions and Sale of Fund Shares	12.11	2.32	2.43
CLASS A SHARES
Return Before Taxes	12.71	2.00	2.23
CLASS C SHARES
Return Before Taxes	16.30	2.34	2.51
S&P TARGET DATE 2050 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	15.78	1.46	1.76
S&P TARGET DATE 2045 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	15.43	1.46	1.77
LIPPER MIXED-ASSET TARGET 2050 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	15.25	0.37	0.74

After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	Effective November 22, 2013, the Fund's primary benchmark changed from the S&P Target Date 2045 Index to the S&P Target Date 2050 Index to more closely align the Fund's primary benchmark to its target retirement date.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® 2050 Fund

(Class R2 Shares)

(a series of JPMorgan Trust I)

Supplement dated November 22, 2013

to the Prospectus dated November 1, 2013, as supplemented

CHANGE IN PRIMARY BENCHMARK. Effective immediately, the primary benchmark for the JPMorgan SmartRetirement® 2050 Fund will be the S&P Target Date 2050 Index (the "2050 Index"). The Fund is making this change to more closely align its primary benchmark to its target retirement date. The Fund previously used the S&P Target Date 2045 Index because the 2050 Index, which was established on May 31, 2011, did not exist when the Fund was launched and until earlier this year did not have performance history from the Fund's inception date. There will be no change in the Fund's investment strategies as a result of the benchmark change. The Fund's Prospectus is amended as specified below:

The following "The Fund's Past Performance" and "Average Annual Total Return" table replace the corresponding paragraphs and tables beginning on page 59 of the Prospectus in the "Risk/Return Summary" section.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund's Class R2 Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2050 Index and the S&P Target Date 2045 Index, each a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P indexes, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Life of Fund (since 7/31/07)
CLASS R2 SHARES	17.80%	2.74%	2.92%
S&P TARGET DATE 2050 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	15.78	1.46	1.76
S&P TARGET DATE 2045 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	15.43	1.46	1.77
LIPPER MIXED-ASSET TARGET 2050 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	15.25	0.37	0.74

1	Effective November 22, 2013, the Fund's primary benchmark changed from the S&P Target Date 2045 Index to the S&P Target Date 2050 Index to more closely align the Fund's primary benchmark to its target retirement date.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® 2050 Fund

(Institutional Class Shares)

(a series of JPMorgan Trust I)

Supplement dated November 22, 2013

to the Prospectus dated November 1, 2013, as supplemented

CHANGE IN PRIMARY BENCHMARK. Effective immediately, the primary benchmark for the JPMorgan SmartRetirement® 2050 Fund will be the S&P Target Date 2050 Index (the "2050 Index"). The Fund is making this change to more closely align its primary benchmark to its target retirement date. The Fund previously used the S&P Target Date 2045 Index because the 2050 Index, which was established on May 31, 2011, did not exist when the Fund was launched and until earlier this year did not have performance history from the Fund's inception date. There will be no change in the Fund's investment strategies as a result of the benchmark change. The Fund's Prospectus is amended as specified below:

The following "The Fund's Past Performance" and "Average Annual Total Return" table replace the corresponding paragraphs and tables beginning on page 57 of the Prospectus in the "Risk/Return Summary" section.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund's Institutional Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2050 Index and the S&P Target Date 2045 Index, each a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Life of Fund (since 7/31/07)
INSTITUTIONAL CLASS SHARES
Return Before Taxes	18.37%	3.26%	3.43%
Return After Taxes on Distributions	17.82	2.55	2.64
Return After Taxes on Distributions and Sale of Fund Shares	12.28	2.44	2.54
S&P TARGET DATE 2050 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	15.78	1.46	1.76
S&P TARGET DATE 2045 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	15.43	1.46	1.77
LIPPER MIXED-ASSET TARGET 2050 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	15.25	0.37	0.74

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	Effective November 22, 2013, the Fund's primary benchmark changed from the S&P Target Date 2045 Index to the S&P Target Date 2050 Index to more closely align the Fund's primary benchmark to its target retirement date.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE